Summary of Significant Accounting Policies (Details) - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash insured with federal deposit insurance corporation (in Dollars)		$ 250,000
Term of restricted investments		185 days
Shares issued		72,143,708
Temporary equity shares outstanding	25,300,000	25,300,000
Antidilutive securities excluded from the computation of earnings per share		13,100,000
LIVE OAK ACQUISITION CORP. I I [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash insured with federal deposit insurance corporation (in Dollars)		$ 250,000
Cash equivalents	$ 0
Term of restricted investments	185 days
Offering Costs	$ 13,064,337
Public offering cost expensed	$ 587,958
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued		8,433,333
Warrant [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive securities excluded from the computation of earnings per share	13,100,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued		4,666,667
IPO [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering Costs	$ 12,476,379
Public Warrants [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued	8,433,333
Private Placement Warrants [Member] | LIVE OAK ACQUISITION CORP. I I [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued	4,666,667